Commitments and Contingency (Details) - Schedule of Cash Flows - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 834,596	$ 4,016,852	$ (757,861)
Net cash (used in) provided by investing activities	(675,964)	(7,349,231)	400,006
Net cash provided by financing activities		$ 2,749,498